MEMORANDUM OF CHANGES

                      VAN KAMPEN UNITS TRUSTS, SERIES 1050


         The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1050 on October 27, 2010. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

   Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

   Conservative Municipal Income Portfolio - Principal Investment Strategy. In the third paragraph of this section, the percentage of funds in the Portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

   The "Fee Table," "Example," and "Essential Information" sections have been completed.

   The "Portfolio" page and notes thereto have been finalized.

   The "Report of Independent Registered Public Accounting Firm" page has been completed.

   The "Statement of Condition" page has been finalized.

   The "Taxation" section has been revised to include updated tax disclosure.

   Back Cover Page. The date of the Prospectus has been inserted.